Short Term Debts (Details) - Schedule of short term debts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Total short term borrowings	$ 20,755	$ 17,108	$ 11,598
Short-term loans from banks [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Currency	NIS
Total short term borrowings	$ 2,449	4,720	1,328
Current maturities of long-term loans from financial institutions and banks [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Currency	NIS
Total short term borrowings	$ 9,310	8,551	10,202
Current maturities of long-term loans from banks [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Currency	USD
Total short term borrowings	$ 8,908	3,750
Accrued interest on long term debt [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Currency	NIS
Total short term borrowings	$ 23	27	68
Accrued interest on long term debt [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Interest rate %	6.07%
Currency	USD
Total short term borrowings	$ 65	$ 60
Bottom of range [Member] | Short-term loans from banks [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Interest rate %	1.70%
Bottom of range [Member] | Current maturities of long-term loans from financial institutions and banks [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Interest rate %	2.10%
Bottom of range [Member] | Current maturities of long-term loans from banks [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Interest rate %	2.10%
Bottom of range [Member] | Accrued interest on long term debt [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Interest rate %	2.60%
Top of range [Member] | Short-term loans from banks [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Interest rate %	2.60%
Top of range [Member] | Current maturities of long-term loans from financial institutions and banks [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Interest rate %	3.30%
Top of range [Member] | Current maturities of long-term loans from banks [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Interest rate %	2.25%
Top of range [Member] | Accrued interest on long term debt [Member]
Short Term Debts (Details) - Schedule of short term debts [Line Items]
Interest rate %	3.14%